Loans and financing (Details Narrative) R$ in Thousands			1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 29, 2023 BRL (R$) shares	Sep. 29, 2023 USD ($) shares	Sep. 30, 2023 BRL (R$)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Sep. 29, 2023 USD ($)	Sep. 26, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Premiums costs								R$ 71,616	R$ 178,706
Outstanding balance											R$ 886,000
Description of credit facility								In November 2023, GOL received the amounts related to the credit line totaling US$25,000, with R$77,000 (US$16,000) coming from Air France and R$43,571 (US$9,000) from KLM, which fair value at initial recognition was R$72,892 (US$14,818 thousand) for Air France and R$41,438 (US$8,365 thousand) for KLM, with maturity in November 2024, without the incidence of interest.
Repurchase of debt					R$ 5,192,880
Issuance of senior secured notes to Abra	R$ 6,494,496									$ 1,258,031,000
fair value of senior secured notes	R$ 6,934,269									1,343,181,000
Subscription bonuses | shares	1,008,166,796	1,008,166,796
Abra [Member]
IfrsStatementLineItems [Line Items]
Fair value of the financial liability	R$ 6,789,995									$ 1,355,938
Conversion of bonds into shares			R$ 3,409,360	$ 680,837,000
Additional senior secured notes issued						R$ 407,990	$ 82,364,000
Fair value senior secured notes						R$ 22,349	$ 4,550,000
Exchangeable Senior Secured Notes 2028 [Member]
IfrsStatementLineItems [Line Items]
Conversion of debt	R$ 5,911,181	$ 1,180,442,000
Shares issued for future conversion | shares	991,951,681	991,951,681
Senior Secured Notes 2028 [Member]
IfrsStatementLineItems [Line Items]
Conversion of debt	R$ 6,407,575	$ 1,279,570,000
Exchangeable Senior Notes [Member]
IfrsStatementLineItems [Line Items]
Fair value of the derivative financial instrument								R$ 9	R$ 17,753